SEGMENT INFORMATION - Schedule of Long Lived Assets By Geographical Areas (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total long-lived assets	$ 604,920	$ 613,139	$ 632,696
United States
Total long-lived assets		528,249	538,629
United Kingdom [Member]
Total long-lived assets		67,251	74,562
Rest of World [Member]
Total long-lived assets		$ 17,639	$ 19,505